Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS

a.	Hirsch:

On February 7, 2019 (the “Closing Date”), the Company, through its wholly owned subsidiary Kornit Digital North America Inc., acquired the business and certain assets of Hirsch Solutions Inc., (“Hirsch”) its distributor in North America. Under the related acquisition agreement, the total consideration of $4,715 was paid at the closing date. In addition, the Company incurred acquisition-related costs in a total amount of $85. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition.

The main reasons for this acquisition were to improve connectivity with customers by expanding its leadership position in the digital textile market as well as providing direct access to a large number of traditional screen-printing customers.

Purchase price allocation:

Under business combination accounting principles, the total purchase price was allocated to Hirsch’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

The purchase price allocation for the acquisition was determined as follows:

	Fair value	Amortization period (years)
Tangible assets
Inventory	$3,353

Intangible assets:
Customer relationships *)	890	5.9
Goodwill	471	Infinite

Total purchase price	$4,715

(*)	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using the accelerated method.

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Hirsch’s installed base. In its allocation, applying the market participant approach, the Company determined the fair value of the acquired inventory based on estimated selling price adjusted for cost of selling efforts and a reasonable profit allowance and the acquired customer relationships based on their future expected cash flows.

Pro forma results of operations related to this acquisition have not been prepared because the acquisition is not material to the Company’s consolidated statements of operations.

b.	Custom Gateway:

On August 7, 2020, the Company, through its wholly owned subsidiary Kornit Digital United Kingdom, acquired all the outstanding shares of Custom Gateway, a leading global provider of cloud-based software workflow solutions for both B2B and B2C business models. Under the related acquisition agreement, the total consideration was $16,884. In addition, the Company incurred acquisition-related costs in a total amount of $648. Acquisition-related costs included legal, accounting, consulting fees and other external costs related to the acquisition.

Custom Gateway offers a cloud-based platform that enables content sourcing, creation, management and display at the front end. An order management system captures orders and uses proprietary algorithms to direct them to the appropriate production site. On the production floor, orders are routed and managed to facilitate efficient on-demand production on a mass scale. The technology enables customers to realize the full efficiency, scalability and profitability benefits of digitization by seamlessly connecting the front end, whether online or storefront, to the most suitable back-end element, such as on-demand production and logistics operations.

The Company believes this acquisition will strategically accelerate its broad-scale development effort and strengthen its value proposition for brands, retailers and fulfillers in the area of digital transformation. The Company expects the combination of the Custom Gateway software workflow portfolio with its existing and future technologies to bring to the market an end-to-end solution for on-demand production.

The purchase price allocation for the acquisition has been determined as follows:

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$1,349
Account receivables and other receivables	761
Property and equipment	53
Trade payables and other payables	(1,054)
Deferred tax liabilities, net	(952)

Intangible assets:
Technology	5,116	8
Non-competition	709	3
Goodwill	10,902	Infinite

Total purchase price	$16,884

Pro forma results of operations related to this acquisition have not been prepared because the acquisition is not material to the Company’s consolidated statements of operations.

c.	Voxel8 Inc.

On August 10, 2021, the Company consummated the acquisition, pursuant to an asset purchase agreement, of certain assets of Voxel8 Inc., an advanced additive manufacturing technology for textiles, which allows for digital fabrication of functional features with zonal control of material properties, in addition to utilizing high-performance elastomers adhering to inkjet technology. Under the agreement, the Company purchased the associated assets for a total consideration of $14,991 in cash.

In addition, the Company incurred acquisition-related costs in a total amount of $212. Acquisition-related costs included legal, accounting, consulting fees and other external costs related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

The main reasons for this acquisition were to strengthen the Company’s ability to explore potential existing and new lucrative markets such as functional apparel and footwear, as well as to be able to offer versatility of decorative capabilities enabling the production of various functional applications on textile substrates.

The Voxel8 acquisition was accounted for as a business combination in accordance with ASC 805 “Business Combinations”. Under business combination accounting principles, the total purchase price was allocated to Voxel8’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill which is deductible for tax purposes,

The following table summarizes the purchase price allocation for Voxel8 Acquisition:

	Fair value	Amortization period (years)

Tangible assets, net	$1,448

Intangible assets:
Technology - materials	1,795	6.5
Technology - systems	1,767	8.5
License	1,000	8.5
Goodwill	8,981	Infinite

Total purchase price	$14,991

Pro forma results of operations related to this acquisition have not been prepared because the acquisition is not material to the Company’s consolidated statements of operations.